income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2017
Reconciliation of temporary differences
Balance at beginning of period	$ 2,936	$ 2,506
Deferred income tax expense recognized in Net income	74	467
Deferred income tax expense recognized in Other comprehensive income	113	(57)
Deferred income taxes charged directly to owners' equity and other	24	20
Balance at end of period	3,147	2,936
Deferred tax assets and liabilities
Deferred tax liabilities	3,152	2,941	$ 3,200	$ 2,511
Deferred tax assets	5	5		5
As previously reported
Reconciliation of temporary differences
Balance at beginning of period		2,102
IFRS 15 effects
Reconciliation of temporary differences
Balance at beginning of period		404
Deferred tax assets and liabilities
Deferred tax liabilities	496	441		$ 404
Property, plant, and equipment and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	1,221	870
Deferred income tax expense recognized in Net income	14	348
Deferred income taxes charged directly to owners' equity and other	(2)	3
Balance at end of period	1,233	1,221
Property, plant, and equipment and intangible assets subject to amortization | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		870
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,561	1,457
Deferred income tax expense recognized in Net income	78	84
Deferred income taxes charged directly to owners' equity and other	79	20
Balance at end of period	1,718	1,561
Intangible assets with indefinite lives | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		1,457
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	441	404
Deferred income tax expense recognized in Net income	55	37
Balance at end of period	496	441
Contract assets and liabilities | IFRS 15 effects
Reconciliation of temporary differences
Balance at beginning of period		404
Net pension and share-based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	(120)	(48)
Deferred income tax expense recognized in Net income	(20)	(11)
Deferred income tax expense recognized in Other comprehensive income	119	(61)
Balance at end of period	(21)	(120)
Net pension and share-based compensation amounts | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		(48)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(140)	(148)
Deferred income tax expense recognized in Net income	(10)	8
Deferred income taxes charged directly to owners' equity and other	(54)
Balance at end of period	(204)	(140)
Provisions not currently deductible | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		(148)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(7)	(6)
Deferred income tax expense recognized in Net income	1	(1)
Balance at end of period	(6)	(7)
Losses available to be carried forward | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		(6)
Other
Reconciliation of temporary differences
Balance at beginning of period	(20)	(18)
Deferred income tax expense recognized in Net income	(44)	(3)
Deferred income tax expense recognized in Other comprehensive income	(6)	4
Deferred income taxes charged directly to owners' equity and other	1	(3)
Balance at end of period	$ (69)	(20)
Other | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		(18)
Partnership income unallocated for income tax purposes
Reconciliation of temporary differences
Balance at beginning of period		(5)
Deferred income tax expense recognized in Net income		5
Partnership income unallocated for income tax purposes | As previously reported
Reconciliation of temporary differences
Balance at beginning of period		$ (5)